ORGANIZATION (Tables)	6 Months Ended
Sep. 30, 2021
ORGANIZATION
Summary of obligations that are subject to compromise

Amounts in 000's

Trade and other payables	$551,076
Other non-current liabilities	9,815
Current portion of long-term debt	471,542
Total liabilities subject to compromise	$1,032,433